Consolidated Statements of Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Network services:
Network services	¥ 69,005,601	¥ 67,285,729	¥ 65,232,398
Systems integration:
Systems integration	48,237,458	42,469,565	37,205,096
Equipment sales	2,166,928	1,690,225	1,490,906
ATM operation business	3,640,128	2,826,832	2,320,086
Total revenues	123,050,115	114,272,351	106,248,486
COSTS AND EXPENSES (Notes 6, 9, 13 and 22):
Cost of network services	54,932,285	53,045,814	50,692,190
Cost of systems integration	41,561,621	36,510,328	30,424,802
Cost of equipment sales	1,932,180	1,526,618	1,318,344
Cost of ATM operation business	2,551,437	2,123,168	1,959,597
Total costs	100,977,523	93,205,928	84,394,933
Sales and marketing (Note 21)	9,188,425	8,547,693	8,058,481
General and administrative (Note 7)	7,367,600	6,374,057	5,632,430
Research and development	441,329	421,361	410,000
Total costs and expenses	117,974,877	108,549,039	98,495,844
OPERATING INCOME	5,075,238	5,723,312	7,752,642
OTHER INCOME (EXPENSES):
Dividend income	63,143	51,003	47,117
Interest income	23,111	26,719	25,708
Interest expense	(238,260)	(256,371)	(287,314)
Foreign exchange gain (loss), net	(5,045)	219,381	112,136
Net gain on sales of other investments (Note 4)	41,251	107,655	13,565
Net gain on other investments (Note 4)		313,393
Impairment of other investments (Note 4)	(29,117)		(19,788)
Other—net	208,671	89,799	112,798
Other income—net	63,754	551,579	4,222
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES	5,138,992	6,274,891	7,756,864
INCOME TAX EXPENSE (Note 12)	1,896,865	1,795,305	2,607,582
EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES (Note 6)	154,626	204,046	168,065
NET INCOME	3,396,753	4,683,632	5,317,347
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(74,672)	(241,395)	(16,693)
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	¥ 3,322,081	¥ 4,442,237	¥ 5,300,654
BASIC NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Yen per share)	¥ 72.31	¥ 100.26	¥ 130.76
DILUTED NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER COMMON SHARE (in Yen per share)	¥ 72.20	¥ 100.14	¥ 130.65
Systems Construction [Member]
Systems integration:
Systems integration	¥ 20,437,326	¥ 18,673,638	¥ 15,824,938
Systems Operation and Maintenance [Member]
Systems integration:
Systems integration	27,800,132	23,795,927	21,380,158
Internet Connectivity Services Enterprise [Member]
Network services:
Network services	16,349,785	16,585,175	16,027,134
Internet Connectivity Services Consumer [Member]
Network services:
Network services	8,222,015	6,024,560	5,466,198
WAN Services [Member]
Network services:
Network services	24,325,951	25,005,867	25,168,425
Outsourcing Services [Member]
Network services:
Network services	¥ 20,107,850	¥ 19,670,127	¥ 18,570,641